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                                    DECHERT
                             1775 EYE STREET, N.W.
                             WASHINGTON, D.C. 20006
                                 (202) 261-3300


                                 August 3, 2001



VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

       Re: The Coventry Group
           File Nos. 33-44964 and 811-06526

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of The Coventry Group (the "Trust"), in connection with four of the Trust's series: (1) 1st Source Monogram Income Equity Fund; (2) 1st Source Monogram Diversified Equity Fund; (3) 1st Source Monogram Special Equity Fund; and (4) 1st Monogram Income Fund (the "Funds"), that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) on behalf of the Funds does not differ from those contained in Post-Effective Amendment No. 84 which was filed on July 31, 2001. The text of Post-Effective Amendment No. 84 was filed electronically.

         Please do not hesitate to contact the undersigned at (202) 261-3364 if you have any questions regarding this filing.

                                      Very truly yours,

                                      Patrick W.D. Turley